CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Accounts receivables, allowance for doubtful accounts	$ 8,697	$ 8,697
Long term trade receivables, allowance for credit Loss	$ 6,816	$ 6,816